Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-40253
Entity Registrant Name	Zhihu Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	18 Xueqing Road
Entity Address, Address Line Two	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100083
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China
Entity Central Index Key	0001835724
Document Fiscal Period Focus	FY
Amendment Flag	false
American depository shares
Title of 12(b) Security	American depositary shares (each representing three Class A ordinary shares, par value US$0.000125 per share)
Trading Symbol	ZH
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	5,408,373
Class A Ordinary shares
Title of 12(b) Security	Class A ordinary shares, par value US$0.000125 per share
Trading Symbol	2390
Entity Common Stock, Shares Outstanding	249,007,733
Class B Ordinary shares
Entity Common Stock, Shares Outstanding	15,446,778
Business Contact
Contact Personnel Name	Han Wang
Country Region	86
City Area Code	10
Local Phone Number	8271-6603
Contact Personnel Email Address	h@zhihu.com
Entity Address, Address Line One	18 Xueqing Road
Entity Address, Address Line Two	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100083
Entity Address, Country	CN